Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets
The Corporation utilized the Corporation's long-range forecast and the following key assumptions in 2019 compared with 2016 assumptions, which was the most recent detailed valuation:

	2019	2016
Mid-Columbia annual average power prices	US$30 to US$42 per MWh	US$22 to US$46 per MWh
On-highway diesel fuel on coal shipments	US$2.35 to US$2.40 per gallon	US$1.69 to US$2.09 per gallon
Discount rates	5.2 to 6.4 per cent	5.4 to 5.7 per cent